Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash, restricted cash, and cash equivalents		$ 1,601,255	$ 6,819,564
Prepaid expenses and other current assets		368,780	256,459
Total current assets		1,970,035	7,076,023
Operating lease right-of-use asset		2,189,565	2,846,041
Property and equipment, net		966,702	1,427,424
Total assets		5,126,302	11,349,488
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745	391,185
Accrued liabilities		144,633	100,394
Common stock subscription deposit		1,875
Operating lease liability		769,092	672,374
Short-term notes payable, net		599,692
Common stock warrant liability		320,117
Total current liabilities		3,507,154	1,163,953
Operating lease liability, net of current portion		1,575,499	2,344,590
Total liabilities		5,082,653	4,118,924
Convertible preferred stock
Stockholders’ deficit
Common stock value		907	904
Additional paid-in capital		1,031,219	928,560
Accumulated deficit		(43,089,821)	(35,800,244)
Total stockholders’ deficit		(42,057,695)	(34,870,780)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302	11,349,488
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock warrant liability		320,117
Total current liabilities		3,507,154	1,163,953
Preferred stock warrant liability			610,381
Successor
ASSETS
Cash, restricted cash, and cash equivalents	$ 3,380,204
Prepaid expenses and other current assets	334,279
Total current assets	3,714,483
Deferred offering costs	500,000
Operating lease right-of-use asset	1,652,614
Property and equipment, net	624,900
Total assets	6,491,997
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable	6,667,073
Accrued liabilities	1,692,527
Common stock subscription deposit
Operating lease liability	931,023
Short-term notes payable, net	102,274
Earnout liability	30,000
Common stock warrant liability
Total current liabilities	9,422,897
Operating lease liability, net of current portion	771,525
Total liabilities	10,194,422
Commitments and contingencies
Convertible preferred stock
Stockholders’ deficit
Common stock value
Additional paid-in capital	66,363,448
Stock subscription receivable	(2,073,607)
Accumulated deficit	(71,589,745)
Total stockholders’ deficit	(3,702,425)
Total liabilities, convertible preferred stock and stockholders’ deficit	6,491,997
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock warrant liability
Total current liabilities	9,422,897
Predecessor
ASSETS
Cash, restricted cash, and cash equivalents		1,601,255
Prepaid expenses and other current assets		368,780
Total current assets		1,970,035
Deferred offering costs
Operating lease right-of-use asset		2,189,565
Property and equipment, net		966,702
Total assets		5,126,302
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745
Accrued liabilities		144,633
Common stock subscription deposit		1,875
Operating lease liability		769,092
Short-term notes payable, net		599,692
Earnout liability
Common stock warrant liability		320,117
Total current liabilities		3,507,154
Operating lease liability, net of current portion		1,575,499
Total liabilities		5,082,653
Commitments and contingencies
Convertible preferred stock
Stockholders’ deficit
Common stock value		907
Additional paid-in capital		1,031,219
Stock subscription receivable
Accumulated deficit		(43,089,821)
Total stockholders’ deficit		(42,057,695)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Preferred stock warrant liability		320,117
Total current liabilities		3,507,154
Phoenix Biotech Acquisition Corp
ASSETS
Cash, restricted cash, and cash equivalents		96,873	42,141,844
Prepaid expenses and other current assets		27,426	225,188
Total assets		8,560,610	42,367,032
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Total current liabilities		5,173,421	30,748,341
Total liabilities		14,323,421	39,898,341
Commitments and contingencies
Stockholders’ deficit
Preferred stock, value
Additional paid-in capital
Accumulated deficit		(14,199,669)	(11,000,701)
Total stockholders’ deficit		(14,199,122)	(11,000,154)
Total liabilities, convertible preferred stock and stockholders’ deficit		8,560,610	42,367,032
Cash		96,873	475,870
Money market funds held in Trust Account		8,436,311
Restricted cash held in Trust Account			41,665,974
Accounts payable and accrued expenses		3,535,084	1,653,120
Income tax payable		23,633	599,159
Shareholder redemption liability			27,842,747
Excise tax payable		56,389
Due to Affiliate		3,315	3,315
LONG TERM LIABILITIES
Deferred underwriting fee payable		9,150,000	9,150,000
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Total current liabilities		5,173,421	30,748,341
Phoenix Biotech Acquisition Corp | Related Party
Stockholders’ deficit
Working capital loan – related party		1,555,000	650,000
Convertible preferred stock Series Seed
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock		4,077,560	4,077,560
Convertible preferred stock Series Seed | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock
Convertible preferred stock Series Seed | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock		4,077,560
Series A
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock		38,023,784	38,023,784
Total convertible preferred stock		42,101,344	42,101,344
Series A | Successor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock
Total convertible preferred stock
Series A | Predecessor
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock		38,023,784
Total convertible preferred stock		42,101,344
Series C Convertible Preferred stock | Successor
Stockholders’ deficit
Preferred stock, value	1,249,999
Series C Convertible Preferred stock | Predecessor
Stockholders’ deficit
Preferred stock, value
Series A Convertible Preferred Stock | Successor
Stockholders’ deficit
Preferred stock, value	1,972,727
Series A Convertible Preferred Stock | Predecessor
Stockholders’ deficit
Preferred stock, value
Series B Convertible Preferred Stock | Successor
Stockholders’ deficit
Preferred stock, value	360,000
Series B Convertible Preferred Stock | Predecessor
Stockholders’ deficit
Preferred stock, value
Class A Common Stock | Successor
Stockholders’ deficit
Common stock value	$ 14,753
Class A Common Stock | Predecessor
Stockholders’ deficit
Common stock value
Class A Common Stock | Phoenix Biotech Acquisition Corp
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock		8,436,311	13,468,845
Stockholders’ deficit
Common stock value		547	88
Class B Common Stock | Phoenix Biotech Acquisition Corp
Stockholders’ deficit
Common stock value			$ 459